Total Invested Assets and Related Net Investment Income - Interest and Other Investment Income (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurement [Abstract]
Cash, cash equivalents and short-term securities	CAD 65	CAD 35
Debt securities – fair value through profit or loss	2,292	2,356
Debt securities – available-for-sale	352	366
Mortgages and loans	1,928	1,911
Derivative investments	70	82
Policy loans	165	168
Total interest income	4,872	4,918
Equity securities – dividends on fair value through profit or loss	159	160
Equity securities – dividends on available-for-sale	15	12
Investment properties rental income(1)	623	629
Investment properties expenses	(286)	(292)
Other income	223	247
Investment expenses and taxes	(193)	(185)
Net investment income (loss)	CAD 5,413	CAD 5,489